LOAN COMMITMENTS AND FINANCIAL GUARANTEE CONTRACTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loan Commitments And Financial Guarantee Contracts
Loan commitments (1)	R$ 358,376,828	R$ 341,763,232
Financial guarantees (2)	125,119,738	119,229,609
Letters of credit for imports	356,071	897,221
Total	R$ 483,852,637	R$ 461,890,062